ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2023 and 2022:

	As of September 30,
	2023	2022
Accounts receivable, gross	$21,584,671	$28,618,255
Less: allowance for doubtful accounts	(6,617,485)	(255,322)
Accounts receivable, net	$14,967,186	$28,362,933

The Company recorded $6,702,521 and $227,837 bad debt expense during the year ended September 30, 2023 and 2022, respectively. There was no bad-debt write-off recorded by the Company during the years ended September 30, 2023 and 2022.

Changes of allowance for doubtful accounts for the years ended September 30, 2023 and 2022 are as follow:

	As of September 30,
	2023	2022
Beginning balance	$255,322	$2,221,870
Additional reserve through bad debt expense	6,366,356	192,298
Reduction due to accounts receivable factoring	—	(2,104,366)
Exchange difference	(4,193)	(54,480)
Ending balance	$6,617,485	$255,322